Share Capital (Details) - Schedule of Outstanding RSUs - Restricted Stock Units [Member[											12 Months Ended
	May 02, 2023	Jan. 24, 2023	Nov. 21, 2022	Oct. 28, 2022	Sep. 22, 2022	Sep. 21, 2022	Sep. 06, 2022	Aug. 11, 2022	Jul. 29, 2022	Apr. 22, 2022	Dec. 31, 2022
Share Capital (Details) - Schedule of Outstanding RSUs [Line Items]
Balance											0
Granted	637,254	421,052		82,000	300,000	98,896	60,810	20,620	112,456	2,480,532	7,804,046
Exercised			(60,810)	(82,000)					(112,456)		(3,828,353)
Ending Balance											3,975,693